Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	China Lending Corp
Entity Central Index Key	0001611852
Amendment Flag	true
Amendment Description	Amendment No.3
Trading Symbol	CLDC
Document Type	F-1
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Sep. 30, 2017